Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
IMS Capital Value Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Capital Value Fund
Class Name	Institutional Class
Trading Symbol	IMSCX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the year ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Value Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Value Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Value Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$190	1.80%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Value Fund perform last year?

The Value Fund returned 11.05% for the fiscal year ended June 30, 2025. The Value Fund’s benchmark, the S&P 500® Total Return Index (“S&P 500”), returned 15.16% during the same period. Despite substantial allocations to high-performing tech stocks, IMSCX underperformed the S&P 500 due to factors such as lower weighting in the very top index drivers (e.g., Facebook exposure is substantial but less than the combined concentration in the S&P 500’s largest weights) and broader diversification across financials and other sectors, which may have lagged. Additionally, the Fund’s overall portfolio—while growth-oriented—was less concentrated in just a handful of mega-cap winners compared to the S&P 500, and positions outside the technology sector (such as Wells Fargo, US Bancorp, and Dutch Bros) may not have matched the outsized gains of the index’s top performers, leading to relative underperformance.

What factors influenced performance during the past year?

●	The Fund benefitted from its technology exposure, with companies like NVIDIA, Microsoft, Apple, and Broadcom driving gains on accelerating demand for artificial intelligence and cloud computing.

●	Additional strength came from Alphabet and Meta in communication services as well as Amazon and Costco.

●	These winners were partly offset by weakness in financials, where banks and brokers faced pressure from narrowing margins, and by selective underperformance in consumer names such as Starbucks and Dutch Bros.

●	Performance was shaped by a shifting macro backdrop. At the start of the year, expectations for Federal Reserve rate cuts supported higher valuations, while later in the year, the U.S. election and the introduction of new trade tariffs created volatility, particularly for multinational companies. The Treasury curve’s twist—with short rates declining and longer maturities rising—further challenged financials but reinforced investor appetite for large cap technology. More broadly, the year was defined by the continued build out of AI infrastructure, which provided strong tailwinds to our technology positions.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Value Fund performed during the past 10 years?
Cumulative Performance of a Hypothetical $10,000 Investment as-of June 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	11.05%	14.69%	8.84%
S&P 500® Total Return Index	15.16%	16.63%	13.63%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on the Value Fund distributions or on the redemption of the Value Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 51,858,181
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 615,702
Investment Company, Portfolio Turnover	70.05%
Additional Fund Statistics [Text Block]	What are some Value Fund statistics?
Fund Statistics
Total Net Assets	$51,858,181	Investment Advisory Fees Paid	$615,702
Number of Portfolio Holdings	30	Portfolio Turnover Rate	70.05%

Holdings [Text Block]

What did the Value Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology	30.60%	Health Care	4.53%
Communication Services	20.40%	Utilities	3.60%
Consumer Discretionary	16.50%	Energy	1.75%
Financials	16.27%	Consumer Staples	1.34%
Industrials	4.60%	Cash & Cash Equivalents	0.41%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Meta Platforms, Inc. – Class A	11.67%	Alphabet, Inc. – Class C	5.47%
Wells Fargo & Co.	6.64%	Broadcom, Inc.	5.42%
Amazon.com, Inc.	6.16%	Dutch Bros., Inc. – Class A	5.29%
NVIDIA Corp.	6.09%	U.S. Bancorp	5.05%
Microsoft Corp.	6.04%	Apple, Inc..	3.96%

Material Fund Change [Text Block]	How has the Value Fund changed? The Fund did not have any material changes that occurred during the reporting period.
IMS Strategic Income Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	IMSIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the year ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Income Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$208	2.02%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Income Fund perform last year?

For the fiscal year ended June 30, 2025, the Income Fund generated a total return of 6.06% with dividends reinvested. This compares with a 6.08% return for the Fund’s benchmark, the Bloomberg Barclay’s U.S. Aggregate Bond Index.

What factors influenced performance during the past year?

●	Long-maturity bonds underperformed expectations, as anticipated declines in long-term interest rates did not materialize.

●	Shorter-maturity, credit-based bonds delivered mixed results. While several positions generated solid gains, others remained relatively unchanged, resulting in a neutral overall impact.

●	Structured bonds linked to yield curve steepness resumed coupon payments after a prolonged period of suspension. This contributed positively to returns, with three of the five holdings producing significant gains, while the other two were more modest.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Income Fund performed during the past 10 years?
Cumulative Performance of a Hypothetical $10,000 Investment as-of June 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	6.06%	4.32%	(1.14)%
Bloomberg Barclays U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on the Income Fund distributions or on the redemption of the Income Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 11,987,612
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 31,738
Investment Company, Portfolio Turnover	266.79%
Additional Fund Statistics [Text Block]	What are some Income Fund statistics?
Fund Statistics
Total Net Assets	$11,987,612	Investment Advisory Fees Paid	$31,738
Number of Portfolio Holdings	26	Portfolio Turnover Rate	266.79%

Holdings [Text Block]	What did the Income Fund invest in?
Sector Allocation (as a % of Portfolio)
Corporate Bonds	50.36%	Common Stock	14.93%
Structured Notes	18.82%	Cash & Cash Equivalents	0.31%
Government Bonds	15.58%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Bond (Government Bond)	15.34%	Bank of Montreal (Structured Note)	4.82%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.69%	Societe Generale SA (Structured Note)	4.59%
Service Properties Trust (Corporate Bond)	5.60%	Paramount Global (Corporate Bond)	4.51%
Staples, Inc. (Corporate Bond)	5.56%	Ford Motor Co. (Corporate Bond)	4.49%
Navient Corp. (Corporate Bond)	5.18%	Citigroup Global Markets Holdings, Inc. (Structured Note)	4.35%

Material Fund Change [Text Block]	How has the Income Fund changed? The Fund did not have any material changes that occurred during the reporting period.